Significant Subsequent Events - Additional Information (Detail) $ in Millions	4 Months Ended
Apr. 24, 2025 TWD ($)
Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Total amount of repayments of the long-term loans which were classified as non-current liabilities	$ 11,102